Personnel Contact Information	12 Months Ended
Dec. 31, 2021
Contact [Line Items]
Entity Address Address Line 1	1, rue Hildegard Von Bingen
Entity Address Postal Zip Code	L-1282
Entity Address City Or Town	Luxembourg
Entity Address, Country	LU
Business Contact
Contact [Line Items]
Contact Personnel Name	Jose Antonio de Souza Azevedo
City Area Code	11
Local Phone Number	3779-0881
Email	investor.relations@atento.com
Entity Address Address Line 1	Rua Paul Valery, 255, 4º andar, Chácara Santo Antonio
Entity Address Postal Zip Code	04719-050
Entity Address City Or Town	São Paulo
Entity Address, Country	BR